November 2, 2005

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re:    Evergreen Select Fixed Income Trust (the "Trust")
                                Evergreen Adjustable Rate Fund
                                Evergreen Limited Duration Fund
                                Evergreen Short Intermediate Bond (the "Funds")
                Post-Effective Amendment No. 41 to Registration Statement on
                Form N-1A, Nos: 333-36019 / 811-08365

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectuses and Statement of Additional Information for the Funds that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information for the Funds contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 41 to Registration Statement Nos. 333-36019 / 811-08365) (the "Amendment") and (ii) the text of the Amendment was filed electronically via EDGAR on November 1, 2005, accession no. 0000907244-05-000443.

If you have any questions or would like further information, please call me at (617) 210-3687.

Very truly yours,

/s/ Regina Brown

Regina Brown